Description of the Business	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Description of the Business [Abstract]
DESCRIPTION OF THE BUSINESS

1.      DESCRIPTION OF THE BUSINESS

FaZe Holdings Inc. (“FaZe” or the “Company”), is a lifestyle and media platform rooted in gaming and youth culture. The Company’s premium brand, talent network, and large audience can be monetized across a variety of products and services.

On July 19, 2022 (the “Closing Date”), pursuant to an Agreement and Plan of Merger (the “Merger Agreement”) dated as of October 24, 2021 (as amended in December 2021 and March 2022), by and among B. Riley 150 Merger Corp. (“B. Riley 150”), a special purpose acquisition company, and BRPM Merger Sub, Inc., a directly wholly owned subsidiary of B. Riley 150 (“Merger Sub”) and FaZe Clan, Inc. (“Legacy FaZe”), the parties consummated the merger of Merger Sub with and into Legacy FaZe, with Legacy FaZe continuing as the surviving corporation (the “Merger”), as well as the other transactions contemplated by the Merger Agreement (the Merger and such other transactions, the “Business Combination”). In connection with the closing of the Business Combination (the “Closing”), Legacy FaZe became a wholly owned subsidiary of B. Riley 150, which changed its name to “FaZe Holdings Inc.”

Legacy FaZe determined that it was the accounting acquirer in the Business Combination based on an analysis of the criteria outlined in Accounting Standards Codification (“ASC”) 805, Business Combinations. The Merger was accounted for as a reverse recapitalization, in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”). Under this method of accounting, B. Riley 150 was treated as the acquired company for financial reporting purposes. Accordingly, the Business Combination was treated as the equivalent of Legacy FaZe issuing stock for the net assets of B. Riley 150, accompanied by a recapitalization. The net assets of B. Riley 150 were stated at historical cost, with no goodwill or other intangible assets recorded. Operations prior to the Business Combination are those of Legacy FaZe.

In accordance with guidance applicable to these circumstances, the equity structure has been retroactively restated in all comparative periods up to the Closing Date, to reflect the number of shares of the Company’s common stock issued to Legacy FaZe’s common stockholders in connection with the Business Combination. As a result, these financial statements represent the continuation of Legacy FaZe and the historical shareholders’ deficit. Common stock, preferred stock and loss per share of Legacy FaZe prior to the Business Combination have been retrospectively adjusted for the Business Combination using an exchange ratio of 2.2267 (“Equity Value Exchange Ratio”). The accumulated deficit of Legacy FaZe has been carried forward after the Business Combination.

Notice of Delisting

On March 23, 2023, the Company received a letter (the “Letter”) from the Listing Qualifications Department (the “Staff”) of The Nasdaq Stock Market (“Nasdaq”) informing the Company that its common stock, par value $0.0001 per share (the “Common Stock”), failed to comply with the $1 minimum bid price required for continued listing on The Nasdaq Capital Market under Nasdaq Listing Rule 5550(a)(2) based upon the closing bid price of the Common Stock for the 30 consecutive business days prior to the date of the Letter. The notice has no immediate effect on the listing of the Common Stock or warrants, and the Common Stock and warrants will continue to trade on The Nasdaq Capital Market under the symbols “FAZE” and “FAZEW,” respectively.

In accordance with Nasdaq Listing Rule 5810(c)(3)(A), the Company has been provided an initial period of 180 calendar days, or until September 19, 2023 (the “Compliance Date”), by which the Company must regain compliance with the minimum bid price requirement. To regain compliance, the closing bid price of the Common Stock must meet or exceed $1.00 per share for a minimum of ten consecutive business days at any time prior to the Compliance Date, unless the Staff exercises its discretion to extend this ten-day period pursuant to Nasdaq Listing Rule 5810(c)(3)(H).

If the Company does not regain compliance with the minimum bid price requirement by the Compliance Date, the Company may be eligible for an additional 180-calendar day compliance period. If the Company does not qualify for, or fails to regain compliance during, the second compliance period, then the Staff will provide written notification to the Company that the Common Stock will be subject to delisting. At that time, the Company may appeal the Staff’s delisting determination to the Nasdaq Hearings Panel.

1.      DESCRIPTION OF THE BUSINESS

FaZe Holdings Inc. (“FaZe” or the “Company”), is a lifestyle and media platform rooted in gaming and youth culture. The Company’s premium brand, talent network, and large audience can be monetized across a variety of products and services.

On July 19, 2022 (the “Closing Date”), pursuant to an Agreement and Plan of Merger (the “Merger Agreement”) dated as of October 24, 2021 (as amended in December 2021 and March 2022), by and among B. Riley 150 Merger Corp. (“B. Riley 150”), a special purpose acquisition company, and BRPM Merger Sub, Inc., a directly wholly owned subsidiary of B. Riley 150 (“Merger Sub”) and FaZe Clan, Inc. (“Legacy FaZe”), the parties consummated the merger of Merger Sub with and into Legacy FaZe, with Legacy FaZe continuing as the surviving corporation (the “Merger”), as well as the other transactions contemplated by the Merger Agreement (the Merger and such other transactions, the “Business Combination”). In connection with the closing of the Business Combination (the “Closing”), Legacy FaZe became a wholly owned subsidiary of B. Riley 150, which changed its name to “FaZe Holdings Inc.” The Merger is further described in Note 4, Business Combination.

Legacy FaZe determined that it was the accounting acquirer in the Business Combination based on an analysis of the criteria outlined in Accounting Standards Codification (“ASC”) 805, Business Combinations. The Merger was accounted for as a reverse recapitalization, in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”). Under this method of accounting, B. Riley 150 was treated as the acquired company for financial reporting purposes. Accordingly, the Business Combination was treated as the equivalent of Legacy FaZe issuing stock for the net assets of B. Riley 150, accompanied by a recapitalization. The net assets of B. Riley 150 were stated at historical cost, with no goodwill or other intangible assets recorded. Operations prior to the Business Combination are those of Legacy FaZe.

In accordance with guidance applicable to these circumstances, the equity structure has been retroactively restated in all comparative periods up to the Closing Date, to reflect the number of shares of the Company’s common stock issued to Legacy FaZe’s common stockholders in connection with the Business Combination. As a result, these financial statements represent the continuation of Legacy FaZe and the historical shareholders’ deficit. Common stock, preferred stock and loss per share of Legacy FaZe prior to the Business Combination have been retrospectively adjusted for the Business Combination using an exchange ratio of 2.2267 (“Equity Value Exchange Ratio”). The accumulated deficit of Legacy FaZe has been carried forward after the Business Combination.